UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2841

Fidelity Capital Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Stock Selector All Cap Fund

June 30, 2018

FSS-QTLY-0818
1.804827.114

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.0%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (a)	3,453,962	$1,133,418
Fidelity Consumer Staples Central Fund (a)	3,237,289	649,627
Fidelity Energy Central Fund (a)	4,520,638	619,599
Fidelity Financials Central Fund (a)	16,193,254	1,684,422
Fidelity Health Care Central Fund (a)	3,533,646	1,533,355
Fidelity Industrials Central Fund (a)	3,455,851	982,118
Fidelity Information Technology Central Fund (a)	5,874,523	2,764,550
Fidelity Materials Central Fund (a)	1,141,252	284,160
Fidelity Telecom Services Central Fund (a)	1,045,550	181,581
Fidelity Utilities Central Fund (a)	1,569,522	293,297
TOTAL EQUITY CENTRAL FUNDS
(Cost $8,476,219)		10,126,127

Money Market Central Funds - 0.0%
Fidelity Cash Central Fund, 1.93% (b)
(Cost $1,238)	1,238,238	1,238
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $8,477,457)		10,127,365
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,685)
NET ASSETS - 100%		$10,125,680

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$14
Fidelity Consumer Discretionary Central Fund	51,293
Fidelity Consumer Staples Central Fund	63,218
Fidelity Energy Central Fund	11,490
Fidelity Financials Central Fund	110,941
Fidelity Health Care Central Fund	47,229
Fidelity Industrials Central Fund	49,751
Fidelity Information Technology Central Fund	297,114
Fidelity Materials Central Fund	16,120
Fidelity Telecom Services Central Fund	20,231
Fidelity Utilities Central Fund	20,075
Total	$687,476

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purch- ases(a)	Sales Proceeds(a)	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$767,674	$687,981	$458,905	$222,497	$(85,829)	$1,133,418	49.5%
Fidelity Consumer Staples Central Fund	609,695	451,347	309,862	73,672	(175,225)	649,627	50.7%
Fidelity Energy Central Fund	493,096	316,384	267,993	15,343	62,769	619,599	49.5%
Fidelity Financials Central Fund	1,433,400	1,049,090	759,155	291,527	(330,440)	1,684,422	46.5%
Fidelity Health Care Central Fund	1,192,325	877,405	652,029	344,839	(229,185)	1,533,355	50.0%
Fidelity Industrials Central Fund	785,897	643,831	424,461	188,339	(211,488)	982,118	49.2%
Fidelity Information Technology Central Fund	2,026,910	1,821,355	1,176,995	637,472	(544,192)	2,764,550	50.1%
Fidelity Materials Central Fund	207,016	197,795	106,790	33,445	(47,306)	284,160	48.2%
Fidelity Telecom Services Central Fund	191,300	119,572	104,240	28,059	(53,110)	181,581	48.0%
Fidelity Utilities Central Fund	239,831	169,891	120,514	43,860	(39,771)	293,297	47.4%
Total	$7,947,144	$6,334,651	$4,380,944	$1,879,053	$(1,653,777)	$10,126,127

 (a) Includes the value of shares purchased or redeemed through in-kind transactions.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 28, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 28, 2018